LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of lease assets and liabilities
Balance sheet amounts for lease assets and lease liabilities are as follows (in thousands):

	December 31,
	2022	2021
Assets
Operating:	$620	$857
Finance:	4	20
Total assets	$624	$877
Liabilities:
Operating:
Current	241	236
Long-term	441	695
Finance:
Current	5	15
Long-term	—	5
Total liabilities	$687	$951
The following table summarizes the weighted-average remaining lease term and weighted-average discount rate related to the Company’s leases as follows:

	December 31,
	2022	2021
Finance leases:
Weighted-average remaining lease term (years)	0.5	1.5
Weighted-average discount rate	6.0%	6.0%
Operating leases:
Weighted-average remaining lease term (years)	3.6	4.0
Weighted-average discount rate	7.3%	7.2%

Schedule of maturities of operating lease liabilities
Maturities of operating lease liabilities are as follows (in thousands):

December 31, 2022
2023	$285
2024	148
2025	152
2026	157
2027	37
Thereafter	—
Total lease payments	779
Less: present value discount	(97)
Total leases	$682